Income taxes (Tables) - Bio Ventus LLC [Member]	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Line Items]
Summary of net income from continuing operations before taxes
The components of net income from continuing operations before taxes for the years ended December 31 are as follows:

	2020	2019	2018
Taxable subsidiaries:
Domestic	$306	$2,679	$2,925
Foreign	387	2,967	(1,393)

	693	5,646	1,532
Other domestic subsidiaries	15,221	4,043	4,575

Income from continuing operations before income taxes	$15,914	$9,689	$6,107

Summary Of Components Of Income Tax Expense Benefit

	2020	2019	2018
Federal income taxes:
Current	$782	$932	$891
Deferred	(508)	(345)	(294)
Foreign income taxes:
Current	707	815	472
Deferred	—	—	180
State income taxes:
Current	214	177	380
Deferred	(3)	(3)	(1)
Change in tax rates - deferred	—	—	36

Income tax expense	$1,192	$1,576	$1,664

Summary of Effective Income Tax Rate Reconciliation
The differences between the effective income tax rate and the federal statutory income tax rates for the years ended December 31 by taxable and other subsidiaries are as follows:

	2020	2019	2018
U.S. statutory federal corporate income tax rate	21.0%	21.0%	21.0%
LLC flow-through structure	(20.1)	(8.8)	(15.7)
State and local income taxes, net of federal benefit	1.5	2.4	7.3
Foreign rate differential	1.2	1.7	11.5
Provision to return adjustment	3.9	—	3.1

Effective income tax rate	7.5%	16.3%	27.2%

Summary of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are determined based on the difference between financial statement and tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The components of the deferred taxes were as follows:

	2020	2019
Deferred tax assets:
Net operating losses	$3,874	$3,530
Tax credit carryforwards and other	696	390
Gross deferred tax assets	4,570	3,920
Valuation allowance	(2,993)	(2,423)

Total deferred tax assets	1,577	1,497

Deferred tax liability:
Acquired intangible	4,939	5,371

Net deferred tax liability	$3,362	$3,874